UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 130.1%
Alabama - 1.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,661,925

Arizona - 4.1%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	250,000	277,235	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,224,760
Pinal County, AZ, Electric District No. 3 Revenue	4.000%	7/1/23	1,000,000	1,105,910
Pinal County, AZ, Electric District No. 3 Revenue	5.000%	7/1/24	1,760,000	2,063,424
Pinal County, AZ, Electric District No. 3 Revenue	5.000%	7/1/25	1,280,000	1,499,955

Total Arizona				6,171,284

California - 18.5%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/26	2,000,000	2,458,120
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.110%	4/1/24	2,000,000	1,985,140	(b)(c)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,279,580	(a)(d)
California State, GO	0.998%	12/1/17	1,500,000	1,505,700	(b)(c)
California Statewide CDA Revenue:
Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,149,560
Provident Group-Pomona Properties LLC	5.600%	1/15/36	565,000	601,330
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,176,063
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,200,240
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,219,310
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,910,320
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,851,222
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,348,140
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.250%	9/1/34	430,000	468,416
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	374,148

Total California				27,527,289

Colorado - 5.3%
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,239,660
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,940,839
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	750,892

Total Colorado				7,931,391

Connecticut - 0.9%
Connecticut State HEFA Revenue, Bristol Hospital, AGC	5.500%	7/1/21	1,320,000	1,324,567

Florida - 11.6%
Citizens Property Insurance Corp., FL, Revenue	5.000%	6/1/16	5,000,000	5,056,850	(e)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	150,000	154,941	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	545,000	631,208
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,756,875

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	$4,000,000	$4,515,000	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,122,370	(d)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,500,000	1,797,765
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	2,000,000	2,240,600	(f)

Total Florida				17,275,609

Georgia - 4.9%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,372,080	(f)
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	1,031,050	(b)(c)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,241,000
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,158,600
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	577,455

Total Georgia				7,380,185

Illinois - 6.2%
Chicago, IL, GO	5.500%	1/1/30	1,000,000	1,019,520
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/29	850,000	1,021,870
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,750,000	1,989,067	(d)
Illinois State Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,852,331
Illinois State Sports Facilities Authority Revenue, State Tax Supported, AGM	5.250%	6/15/30	3,000,000	3,409,170

Total Illinois				9,291,958

Indiana - 7.0%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	707,700
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,788,480
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	4,000,000	4,401,840
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	500,000	590,425	(d)

Total Indiana				10,488,445

Iowa - 1.5%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,020,000	1,063,013
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,010,000	1,096,810

Total Iowa				2,159,823

Louisiana - 3.1%
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/29	2,000,000	2,311,480	(d)
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/30	2,000,000	2,293,080	(d)

Total Louisiana				4,604,560

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.9%
Massachusetts State, GO	5.000%	7/1/26	$1,000,000	$1,281,870

Michigan - 6.8%
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	600,000	645,030	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	275,000	314,875
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	1,000,000	1,206,060
Michigan State Housing Development Authority, Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,810,570
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,162,000	(d)

Total Michigan				10,138,535

Nevada - 3.0%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,398,480

New Hampshire - 4.6%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,911,936

New Jersey - 12.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/28	1,000,000	1,108,040
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,250,000	1,324,562	(d)
School Facilities Construction, State Appropriations	5.000%	3/1/29	5,000,000	5,352,800
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,397,880	(f)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	2,980,000	3,256,008
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,407,760

Total New Jersey				17,847,050

New Mexico - 1.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,227,028
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,433,565

Total New Mexico				2,660,593

New York - 5.9%
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	750,000	751,928	(b)(c)(d)
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	242,838
New York, NY, GO	5.000%	8/1/21	4,000,000	4,787,040
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	1,500,000	1,776,480	(d)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,220,040

Total New York				8,778,326

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.3%
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	$1,750,000	$1,960,315	(f)

Ohio - 0.7%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,070,470

Oklahoma - 1.9%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,880,725

Oregon - 0.4%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	663,161

Pennsylvania - 3.5%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	500,000	577,870
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,259,180	(f)
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	1,000,000	1,062,130
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,383,210

Total Pennsylvania				5,282,390

Tennessee - 5.6%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,346,274
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,979,574

Total Tennessee				8,325,848

Texas - 8.2%
Austin, TX, Airport Systems Revenue	5.000%	11/15/27	1,000,000	1,173,850	(d)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	1,000,000	1,224,120
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	500,000	561,765
North Texas Tollway Authority Revenue	5.000%	1/1/34	1,300,000	1,503,554
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,144,100
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,190,410
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA, FNMA, FHLMC	13.042%	7/2/24	125,000	126,482	(b)(d)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,377,380

Total Texas				12,301,661

Virginia - 4.6%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	614,390	(f)
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,171,893	(f)
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,840,194	(f)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,175,960	(d)

Total Virginia				6,802,437

Washington - 1.4%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, AGC	5.750%	8/15/29	1,000,000	1,165,870	(f)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	875,000	890,435	(a)

Total Washington				2,056,305

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 3.3%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	$2,105,000	$2,439,590
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,410,660	(d)

Total Wisconsin				4,850,250

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $178,642,970)				194,027,388

SHORT-TERM INVESTMENTS - 1.5%
District of Columbia - 0.6%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.020%	10/1/39	900,000	900,000	(d)(g)(h)

Massachusetts - 0.1%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	100,000	100,000	(g)(h)

New York - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.210%	6/15/32	200,000	200,000	(g)(h)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.210%	11/1/22	400,000	400,000	(g)(h)

Total New York				600,000

North Carolina - 0.4%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	700,000	700,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,300,000)				2,300,000

TOTAL INVESTMENTS - 131.6% (Cost - $180,942,970#)				196,327,388
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (1.7)%				(2,600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (31.8)%				(47,400,000)
Other Assets in Excess of Liabilities - 1.9%				2,874,744

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$149,202,132

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$194,027,388	—	$194,027,388

Short-Term Investments†	—	2,300,000	—	2,300,000

Total investments	—	$196,327,388	—	$196,327,388

Other Financial Instruments:
Futures Contracts	$4,329	—	—	$4,329

Total	$4,329	$196,327,388	—	$196,331,717

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,160,748
Gross unrealized depreciation	(776,330)

Net unrealized appreciation	$15,384,418

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	14	6/16	$2,307,766	$2,303,437	$4,329

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016